TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------
CGM Fixed Income Fund increased 4.4% during the fourth quarter of 1996 compared to the Merrill Lynch Master Bond Index which increased 3.1% over the same period. For the year just ended, the Fund posted a total return of 15.4% while the Merrill Lynch Master Bond Index returned 3.6%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
In 1996, the U.S. economy was extraordinary as it completed another year of growth with only moderate inflation. Rarely does benign inflation follow six years of business expansion. We experienced strong growth in jobs, increased productivity and higher corporate profits, and an increase of 2.9% in the inflation rate as measured by the Consumer Price Index. The prolonged expansion has placed us at high levels of capacity utilization and low levels of unemployment which, with added economic fuel, could easily lead to higher rates of inflation.

The equity markets have taken their cue from the continuing business expansion and have priced future prospects generously. The chairman of the Federal Reserve Board recently cautioned against "irrational exuberance" and while the phrase may aptly describe the recent wave of initial public offerings and some sectors of the market such as technology and telecommunications, it may not be symptomatic of the stock market as a whole.

The bond market is particularly sensitive to signs of continuing strength in the economy. Recent data on the sale of new homes and consumer confidence levels as well as a report from the National Association of Purchasing Managers all indicated greater-than-expected strength which sent interest rates up and triggered a short-lived decline in equity prices.

Looking ahead, further gains in the market will be more difficult to achieve on account of high valuations and will be heavily dependent on how inflation trends affect interest rates in 1997. We hope to see pricing excesses wrung from the market without compromising investor confidence. Our focus continues to be on growth at a reasonable price.

PORTFOLIO STRATEGY
Performance of CGM Fixed Income Fund during 1996 is attributable to excellent returns on several convertible positions in money center banks, airlines, and machinery and technology companies. High yield securities in general enjoyed a good year and CGM Fixed Income Fund benefited from their strong showing by maintaining a significant position throughout the year. Shrinking quality spreads of lower investment grade corporate issues as well as credit upgrades from the major rating services on several holdings were good news for Fund performance in 1996 as well.

We expect to maintain our more defensive CGM Fixed Income Fund portfolio structure in terms of maturity, duration and quality exposure in deference to continued economic growth and the increasing likelihood of rising wage inflation as we approach full employment. During the year, the Fund's exposure to the stock market was pared significantly to consist primarily of real estate investment trusts (REITs). REITs constitute the largest CGM Fixed Income portfolio industry position with holdings in transportation and financial services making up the second and third largest industry positions, respectively. In addition, the Fund is 17.8% invested in Treasury bills. The Fund's three largest company holdings are Felcor Suite Hotel, Inc., Pacific Gulf Properties, Inc., and Overseas Shipholding Group.

                    Robert L. Kemp

                /s/ Robert L. Kemp

                    President

                    Janice H. Saul

                /s/ Janice H. Saul

                    Portfolio Manager

                    G. Kenneth Heebner

                /s/ G. Kenneth Heebner

                    Portfolio Manager

January 10, 1997

------------------------------------------------------------------------------
COMPARISONS OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM FIXED INCOME FUND AND THE MERRILL LYNCH MASTER BOND INDEX assuming reinvestment of dividends and capital shares

--------------------------------------
     Average Annual Total Return
--------------------------------------
    1 year           Life of Fund*
     15.4%               12.4%
*(March 17, 1992 -- December 31, 1996)
--------------------------------------
  Past performance is no indication
         of future results
--------------------------------------

             CGM             MERRILL
3/92         10,000          10,000
1992         10,920          10,970
1993         12,985          12,067
1994         11,943          11,727
1995         15,167          13,897
1996         17,503          14,397
------------------------------------------------------------------------------

CGM FIXED INCOME FUND
PORTFOLIO MANAGERS
------------------------------------------------------------------------------
G. Kenneth Heebner has managed CGM Fixed Income Fund with Janice Saul since June 1993. In 1989, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual fund portfolios at Loomis, Sayles and Company. He currently is responsible for managing CGM Fixed Income Fund's investments convertible into equity securities. In addition to co-managing CGM Fixed Income Fund, Mr. Heebner manages CGM Capital Development Fund, CGM Mutual Fund, CGM Realty Fund, and two other mutual funds.

Janice H. Saul brings to her role as co-manager of CGM Fixed Income Fund more than a decade of investment experience. She joined Capital Growth Management in June 1993. Prior to that, she was at Loomis, Sayles and Company where she ran private accounts for nine years and managed a long-term municipal bond fund from May 1991 until May 1993. Ms. Saul was associate portfolio manager of CGM Fixed Income Fund from June through November 1993 and was named co-manager of the portfolio in December 1993. Ms. Saul is responsible for managing CGM Fixed Income Fund's debt securities and also manages CGM American Tax Free Fund.

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Periods Ended December 31, 1996

                                               CGM FIXED     LIPPER GENERAL
                                              INCOME FUND   BOND FUND AVERAGE
                                              --------------------------------
3 Years ......................................   +35.1%          +28.1%
1 Year .......................................   +15.4           + 6.1
3 Months .....................................   + 4.4           + 3.6

The Fund's average annual total returns for the three-year period ended December 31, 1996 and from inception (March 17, 1992) through December 31, 1996 are 10.5% and 12.4%, respectively. The adviser has agreed to limit the Fund's total operating expenses to 0.85% of its average net assets annually through December 31, 1997. Otherwise the total return for each period would be lower.

Lipper Analytical Services, Inc. is an independent mutual fund ranking service.

The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
  LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                             CGM FIXED INCOME FUND
------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1996
BONDS, NOTES AND BILLS -- 72.7% OF TOTAL NET ASSETS
                                                         FACE
                                                        AMOUNT      VALUE(a)
                                                      ----------  ------------
AUTO AND RELATED -- 2.4%
  Poindexter JB, Inc., 12.50%, 5/15/04  ............  $1,000,000  $   970,000
                                                                  -----------
BEVERAGES AND TOBACCO - 2.5%
  Panamerican Beverages, Inc., 8.125%, 4/01/03 .....   1,000,000    1,027,000
                                                                  -----------
BROKERS/INVESTMENT SERVICES -- 2.6%
  Lehman Brothers Holdings, Inc., 8.50%, 5/01/07 ...   1,000,000    1,072,860
                                                                  -----------
CHEMICALS -- SPECIALTY -- 1.8%
  Polymer Group, Inc., 12.25%, 7/15/02 .............     667,000      728,698
                                                                  -----------
ENERGY -- 3.4%
  Mitchell Energy & Development Corp., 8.00%, 7/15/99    300,000      306,342
  Mitchell Energy & Development Corp., 9.25%, 1/15/02  1,000,000    1,069,070
                                                                  -----------
                                                                    1,375,412
                                                                  -----------
HOTELS & RESTAURANTS -- 2.2%
  Flagstar Corp., 10.75%, 9/15/01 ..................   1,000,000      905,000
                                                                  -----------
INSURANCE -- 3.9%
  Conseco, Inc., 8.125%, 2/15/03 ...................   1,500,000    1,581,015
                                                                  -----------
MEDIA -- 4.5%
  Adelphia Communications, Co., 12.50%, 5/15/02 ....     750,000      768,750
  K III Communications Corp., 10.625%, 5/01/02 .....   1,000,000    1,050,000
                                                                  -----------
                                                                    1,818,750
                                                                  -----------
METALS & MINING -- 1.2%
  Freeport McMoran Cooper, 7.50%, 11/15/06 .........     500,000      490,000
                                                                  -----------
PAPER -- 2.8%
  Stone Container Corp., 8.875%, 7/15/00
  (Convertible) ....................................     800,000    1,151,000
                                                                  -----------
PLASTICS -- 5.0%
  Berry Plastics Corp., 12.25%, 4/15/04 ............   1,000,000    1,090,000
  Geon Co., 6.875%, 12/15/05 .......................   1,000,000      949,030
                                                                  -----------
                                                                    2,039,030
                                                                  -----------
REAL ESTATE INVESTMENT TRUSTS -- 8.6%
  Camden Property Trust, 7.33%, 4/01/01 (Convertible)  1,250,000    1,431,250
  Pacific Gulf Properties, Inc., 8.375%, 2/15/01
  (Convertible) ....................................   1,850,000    2,062,750
                                                                  -----------
                                                                    3,494,000
                                                                  -----------
TELEPHONE -- 4.3%
  360 Communications, 7.50%, 3/01/06 ...............   1,750,000    1,735,843
                                                                  -----------

                 See accompanying notes to financial statements

                             CGM FIXED INCOME FUND
------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1996 (CONTINUED)
BONDS, NOTES AND BILLS (CONTINUED)
                                                         FACE
                                                        AMOUNT      VALUE(a)
                                                      ----------  ------------
TRANSPORTATION -- 7.0%
  Moran Transportation Co., 11.75%, 7/15/04 ........  $1,000,000  $ 1,042,500
  Overseas Shipholding Group, 8.00%, 12/01/03 ......     750,000      762,307
  Overseas Shipholding Group, 8.75%, 12/01/13 ......   1,000,000    1,039,110
                                                                  -----------
                                                                    2,843,917
                                                                  -----------
U.S. GOVERNMENT -- 17.8%
  United States Treasury Bills, 4.797%, 2/20/97 ....   7,300,000    7,250,725
                                                                  -----------
UTILITIES -- 2.7%
  Great Lakes Power, Inc., 9.00%, 8/01/04 ..........   1,000,000    1,074,040
                                                                  -----------
TOTAL BONDS, NOTES AND BILLS (Identified Cost
$28,820,674) .......................................               29,557,290
                                                                  -----------

PREFERRED STOCKS -- 25.0%
                                                         SHARES
                                                         -------
  Avalon Properties, Inc., $2.25 ...................      61,000    1,540,250
  Conseco Financing Trust, $2.29 ...................      16,000      408,000
  DLJ Capital Trust, $2.105 ........................      40,000    1,015,000
  Felcor Suite Hotels, Inc., $1.95 (Convertible) ...     118,000    3,304,000
  Hartford Capital, $2.088 .........................      40,000    1,015,000
  PWG Capital, $2.075 ..............................      20,000      507,500
  Placer Dome, Inc., $2.156 ........................      20,000      489,000
  Rouse Capital, $2.313 ............................      59,225    1,502,834
  U.S. West Financing, $2.0625 .....................      15,000      376,875
                                                                  -----------
TOTAL PREFERRED STOCKS (Identified Cost $9,715,556) ..             10,158,459
                                                                  -----------
COMMON STOCK WARRANTS -- 0%
  BPC Holdings Corp. Exp 4/15/04 (Identified Cost
  $0) ..............................................       1,000       10,000
                                                                  -----------
                                                        FACE
                                                       AMOUNT
                                                     -----------
SHORT-TERM INVESTMENT -- 1.4%
  American Express Credit Corp., 6.55%, 1/02/97
  (Cost $565,000) ..................................  $  565,000      565,000
                                                                  -----------
TOTAL INVESTMENTS -- 99.1% (Identified Cost $39,101,230)(b) .....  40,290,749
       Cash, receivables and other assets .......................     808,721
       Liabilities ..............................................    (453,649)
                                                                  -----------
TOTAL NET ASSETS -- 100.0% ...................................... $40,645,821
                                                                  ===========

(a) See Note 1A.
(b) Federal Tax Information: At December 31, 1996 the net unrealized appreciation of investments based on cost of $39,104,052 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments
     in which there is an excess of value over tax cost .......   $ 1,285,176
    Aggregate gross unrealized depreciation for all investments
     in which there is an excess of tax cost over value .......       (98,479)
                                                                  -----------
Net unrealized appreciation ...................................   $ 1,186,697
                                                                  ===========

                 See accompanying notes to financial statements

                            CGM FIXED INCOME FUND
------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 1996

ASSETS
 Investments at value (Identified cost -- $39,101,230)            $40,290,749
 Cash ................................................                  3,759
 Receivable for:
  Shares of the Fund sold ............................  $197,012
  Dividends and interest .............................   604,803      801,815
                                                       ---------
Unamortized organization expenses ....................                 3,147
                                                                  -----------
                                                                   41,099,470
                                                                  -----------
LIABILITIES
 Payable for:
  Shares of the Fund redeemed ........................  $ 25,577
  Distributions declared .............................   372,642      398,219
                                                       ---------

 Accrued expenses:
  Management fees ....................................     8,974
  Trustees' fees .....................................     5,596
  Accounting and Administration ......................       826
  Other expenses .....................................    40,034       55,430
                                                       ---------  -----------
                                                                      453,649
                                                                  -----------
NET ASSETS ...........................................            $40,645,821
                                                                  ===========
 Net Assets consist of:
  Capital paid-in ....................................            $39,427,284
  Undistributed net investment income ................                 31,840
  Accumulated net realized loss ......................                 (2,822)
  Unrealized appreciation on investments -- net ......              1,189,519
                                                                  -----------
NET ASSETS ...........................................            $40,645,821
                                                                  ===========
 Shares of beneficial interest outstanding, no par value            3,502,607
                                                                  ===========
 Net asset value per share* ..........................                 $11.60
                                                                  ===========

* Shares of the Fund are sold and redeemed at net asset value
  ($40,645,821 / 3,502,607).

STATEMENT OF
OPERATIONS

Year Ended December 31, 1996

INVESTMENT INCOME
 Income
  Dividends ..............................................      $    666,755
  Interest ...............................................         2,000,798
                                                                ------------
                                                                   2,667,553
                                                                ------------
 Expenses
  Management fees ........................................           200,912
  Trustees' fees .........................................            23,645
  Accounting and Administration ..........................            10,000
  Custodian ..............................................            54,000
  Transfer agent .........................................            57,950
  Audit and tax services .................................            26,100
  Legal ..................................................            22,500
  Printing ...............................................            24,250
  Registration ...........................................            20,758
  Amortization of organization expense ...................            15,317
  Miscellaneous ..........................................             1,052
                                                                ------------
                                                                     456,484
Less expenses assumed by the investment adviser ..........          (149,245)
                                                                ------------
Net investment income ....................................         2,360,314
                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Realized gain on investments -- net .....................         4,650,369
 Unrealized depreciation -- net ..........................        (1,857,988)
                                                                ------------
 Net gain on investments .................................         2,792,381
                                                                ------------

NET INCREASE IN ASSETS FROM OPERATIONS ...................      $  5,152,695
                                                                ============

                 See accompanying notes to financial statements

                            CGM FIXED INCOME FUND
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                     YEAR ENDED DECEMBER 31,
                                                   ---------------------------
                                                       1996           1995
                                                   -------------  ------------
FROM OPERATIONS
  Net investment income .........................  $  2,360,314   $ 1,970,864
  Net realized gain from investments ............     4,650,369       484,460
  Unrealized appreciation (depreciation) ........    (1,857,988)    4,798,806
                                                   ------------   -----------
    Increase in net assets from operations ......     5,152,695     7,254,130
                                                   ------------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................    (2,338,686)   (1,988,267)
  Net realized gain on investments ..............    (2,496,647)       --
                                                   ------------   -----------
                                                     (4,835,333)   (1,988,267)
                                                   ------------   -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ..................    11,932,341     4,706,339
  Net asset value of shares issued in connection
  with reinvestment of:
    Dividends from net investment income ........     1,891,848     1,626,393
    Distributions from net realized gain ........     2,175,884        --
                                                   ------------   -----------
                                                     16,000,073     6,332,732
  Cost of shares redeemed .......................    (7,464,588)   (8,477,577)
                                                   ------------   -----------
    Net increase (decrease) in assets from
      capital share transactions ................     8,535,485    (2,144,845)
                                                   ------------   -----------
  Total increase in net assets ..................     8,852,847     3,121,018
NET ASSETS
  Beginning of period ...........................    31,792,974    28,671,956
                                                   ------------   -----------
  End of period (including undistributed net
    investment income of
    $31,840 and $0, respectively) ...............  $ 40,645,821   $31,792,974
                                                   ============   ===========
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ....................       992,699       440,355
  Issued in connection with reinvestment of:
    Dividends from net investment income ........       157,948       152,155
    Distributions from net realized gain ........       187,576        --
                                                   ------------   -----------
                                                      1,338,223       592,510
    Redeemed ....................................      (622,495)     (800,310)
                                                   ------------   -----------
    Net change ..................................       715,728      (207,800)
                                                   ============   ===========

                 See accompanying notes to finanical statements

                            CGM FIXED INCOME FUND
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                  FOR THE PERIOD
                                                                  YEAR ENDED DECEMBER 31,         MARCH 17, 1992(c)
                                                            ------------------------------------      THROUGH
                                                             1996      1995      1994      1993   DECEMBER 31, 1992
                                                            ------------------------------------  -----------------
For a share of the Fund outstanding throughout each period:

Net asset value at the beginning of period ..............   $11.41    $ 9.57    $11.17    $10.26        $10.00
                                                            ------    ------    ------    ------        ------
Net investment income (a) ...............................     0.77      0.70      0.73      0.67          0.50
Dividends from net investment income ....................    (0.77)    (0.70)    (0.73)    (0.67)        (0.49)
Net realized and unrealized gain (loss) on investments ..     0.95      1.84     (1.60)     1.23          0.40
Distribution from net realized gain .....................    (0.76)      --        --      (0.32)        (0.13)
Distribution from paid-in capital .......................      --        --        --        --          (0.02)
                                                            ------    ------    ------    ------        ------
Net increase (decrease) in net asset value ..............     0.19      1.84     (1.60)     0.91          0.26
                                                            ------    ------    ------    ------        ------
Net asset value at the end of period ....................   $11.60    $11.41    $ 9.57    $11.17        $10.26
                                                            ======    ======    ======    ======        ======
Total Return (%) (b) ....................................     15.4      27.3      -8.0      18.9           9.2(d)

Ratios:
Operating expenses to average net assets (%) ............     0.85      0.85      0.85      0.85          0.85(e)
Operating expenses to average net assets before expense
  limitation (%) ........................................     1.26      1.53      1.46      2.02          3.21(e)
Net investment income to average net assets (%) .........     6.53      6.46      7.00      6.30          7.29(e)
Portfolio turnover (%) ..................................      149       148       129       149           212(e)
Average commission rate(f) ..............................  $0.0700       --        --        --           --

Net assets at end of period (in thousands) ..............  $40,646   $31,793   $28,672   $32,883        $9,467

(a) Net of reimbursement which amounted to ..............   $ 0.05    $ 0.07    $ 0.06    $ 0.12        $ 0.16
(b) The total return would have been lower had certain expenses not been reimbursed during the period.
(c) Commencement of operations.
(d) Not computed on an annualized basis.
(e) Computed on an annualized basis.
(f) SEC regulations require portfolios to disclose the average commission rate paid on trades for which commissions were charged for fiscal years beginning on or after September 1, 1995.

                 See accompanying notes to financial statements

                            CGM FIXED INCOME FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1996

1. The Fund is a series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust has three other funds whose financial statements are not presented herein. The Fund commenced operations on March 17, 1992. The investment objective of the Fund is to maximize total return by investing in debt securities and preferred stock that provide current income, capital appreciation or a combination of both income and appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

A. SECURITY VALUATION -- Corporate debt securities are generally valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which determines valuations for normal, institutional- size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Premium is amortized against interest income with a corresponding decrease in the cost basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains within the prescribed time period. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                            CGM FIXED INCOME FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

E. ORGANIZATION EXPENSE -- Costs incurred in 1992 in connection with the Fund's organization and registration amounting to $76,426 have been paid by the Fund. These costs are being amortized over 60 months beginning March 17, 1992.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 1996, purchases and sales of securities other than United States government obligations and short-term investments aggregated $45,312,901 and $44,968,667, respectively. Purchases and sales of United States government obligations aggregated $1,266,406 and $3,188,126, respectively.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1996, the Fund incurred management fees of $200,912 payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. On December 12, 1996, the Fund had a Special Meeting of its Shareholders. At that meeting, Shareholders approved an Advisory Agreement between the Fund and CGM, effective December 13, 1996, providing for a fee at the annual rate of 0.65% on the first $200 million of the Fund's average daily net assets, 0.55% of the next $300 million and 0.40% of such assets in excess of $500 million. Prior to December 13, 1996, the advisory fee had been at the annual rate of 0.55% on the first $200 million of the Fund's average daily net assets, 0.45% of the next $300 million and 0.35% of such assets in excess of $500 million. For 1996, CGM waived $149,245 of its fee. See
        Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1996 these expenses amounted to $10,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the Fund with an annual base fee of $3,000 plus travel expenses for each meeting attended and an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1996 was $397. In addition, the chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. EXPENSE LIMITATION -- Until December 31, 1997, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 0.85% of average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation, CGM waived $149,245 of its management fee. The Fund incurred operating expenses of $307,239, representing 0.85% of the average daily net assets.

                            CGM FIXED INCOME FUND
------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Fixed Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Fixed Income Fund at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
February 7, 1997

------------------------------------------------------------------------------
SHAREHOLDER MEETING -- DECEMBER 12, 1996

On December 12, 1996 the Fund had a Special Meeting of its Shareholders. At that meeting, Shareholders approved an Advisory Agreement between the Fund and Capital Growth Management Limited Partnership that changed the advisory fee (see
Note 3a) paid by the Fund to CGM (by a share vote of 1,400,770.463 in favor, 395,583.281 against and 78,306.562 abstentions) and ratified the selection of Price Waterhouse LLP as the Fund's independent accountants for the year ending December 31, 1996 (by a share vote of 1,802,136.641 in favor, 48,989.043 against and 23,534.622 abstentions).

CGM
FIXED INCOME
FUND

5th Annual Report
December 31, 1996

A No-Load Fund

[Fencer logo] Investment Adviser
               CAPITAL GROWTH MANAGEMENT
               Limited Partnership

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges

Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS
Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY
The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FAR96                                                        Printed in U.S.A.
-------

TO OUR SHAREHOLDERS
------------------------------------------------------------------------------

CGM Mutual Fund rose 12.8% during the fourth quarter of 1996 compared to the unmanaged Standard and Poor's 500 Index which increased 8.3% over the same period and the Merrill Lynch Master Bond Index which returned 3.1%. For the year just ended, CGM Mutual Fund posted a total return of 23.7% while the S&P 500 and Merrill Lynch Master Bond Index returned 23.0% and 3.6% respectively.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
In 1996, the U.S. economy was extraordinary as it completed another year of growth with only moderate inflation. Rarely does benign inflation follow six years of business expansion. We experienced strong growth in jobs, increased productivity and higher corporate profits, and an increase of 2.9% in the inflation rate as measured by the Consumer Price Index. The prolonged expansion has placed us at high levels of capacity utilization and low levels of unemployment which, with added economic fuel, could easily lead to higher rates of inflation.

The equity markets have taken their cue from the continuing business expansion and have priced future prospects generously. The chairman of the Federal Reserve Board recently cautioned against "irrational exuberance" and while the phrase may aptly describe the recent wave of initial public offerings and some sectors of the market such as technology and telecommunications, it may not be symptomatic of the stock market as a whole.

The bond market is particularly sensitive to signs of continuing strength in the economy. Recent data on the sale of new homes and consumer confidence levels as well as a report from the National Association of Purchasing Managers all indicated greater-than-expected strength which sent interest rates up and triggered a short-lived decline in equity prices.

Looking ahead, further gains in the market will be more difficult to achieve on account of high valuations and will be heavily dependent on how inflation trends affect interest rates in 1997. We hope to see pricing excesses wrung from the market without compromising investor confidence. Our focus continues to be on growth at a reasonable price.

PORTFOLIO STRATEGY
CGM Mutual Fund maintained a position of 25% of the portfolio in fixed income securities during 1996. A major holding of long-term government bonds was sold at the start of the year and proceeds were invested in short-term Treasury bills. The Fund gradually accumulated a position in real estate investment trusts during the year, which accounted for 13.8% of the portfolio at year-end. Fund performance was bolstered by significant appreciation in bank and technology stocks.

At the end of the fourth quarter, CGM Mutual Fund held approximately 27% in Treasury bills and corporate bonds and the balance in stocks of companies in which we are confident of a favorable earnings outlook. In addition to the fixed income holdings, the three largest industry positions are real estate investment trusts, money center banks and oil service companies. The three largest company holdings are Citicorp, Philip Morris Companies, Inc. and Intel Corporation.

          /s/ Robert L. Kemp

              Robert L. Kemp
              President

          /s/ G. Kenneth Heebner

              G. Kenneth Heebner
              Portfolio Manager

January 10, 1997

COMPARISONS OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM MUTUAL FUND, THE UNMANAGED S&P 500, AND THE MERRILL LYNCH MASTER BOND INDEX assuming reinvestment of dividends and capital gains

---------------------------------------
      Average Annual Total Return
---------------------------------------
  1 year      5 year      10 year
   23.7%      12.4%        13.8%
---------------------------------------
    Past performance is no indication
            of future results
---------------------------------------

                   CGM     S&P      MERRILL
1987           11,370    10,525    10,240
1988           11,731    12,268    11,059
1989           14,271    16,149    12,629
1990           14,429    15,647    13,778
1991           20,327    20,403    15,969
1992           21,561    21,956    17,183
1993           26,269    24,164    18,901
1994           23,712    24,481    18,372
1995           29,476    33,670    21,771
1996           36,453    41,414    22,555

CGM MUTUAL FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1989, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Capital Development Fund and CGM Realty Fund as well as two other mutual funds. He also co-manages CGM Fixed Income Fund with Janice Saul.

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------

Total Return for Periods Ended December 31, 1996

                                                                      CGM
                                                                  MUTUAL FUND
                                                                  ------------
10 Years .........................................................  +264.5%
 5 Years .........................................................  + 79.3
 1 Year ..........................................................  + 23.7
 3 Months ........................................................  + 12.8

The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                 25 YEAR INVESTMENT RECORD
                     DECEMBER 31, 1971 -- DECEMBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------
              IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1971
--------------------------------------------------------------------------------------------------------------------
                  -- AND HAD TAKEN ALL DIVIDENDS                  OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                     AND DISTRIBUTIONS IN CASH                         GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
                ---------------------------------------------------------------------------------
                                       During the Year
                                    You Would Have Received                            Which Would Represent
                            -----------------------------------                   ---------------------------------
                                                                  The Value of                        A Cumulative
                The Net                                          Your Original                           Change
              Asset Value        Per Share           Per Share     Investment           An             Expressed
     On         of Your        Capital Gains          Income         At Each          Annual        As An Index With
  December    Share Would      Distributions       Distributions    Year End       Total Return        December 31,
     31        Have Been            of                  of       Would Have Been        of             1971 = 100.0
--------------------------------------------------------------------------------------------------------------------
    1971        $15.37                                                                                     100.0
    1972         16.20              0.35                0.42          17.05           +  10.9              110.9
    1973         14.20              0.42                0.42          15.77           -   7.5              102.6
    1974         10.27              --                  0.46          11.86           -  24.8               77.2
    1975         12.44              --                  0.43          14.88           +  25.5               96.9
    1976         13.96              --                  0.43          17.25           +  15.9              112.3
    1977         12.88              --                  0.52          16.54           -   4.1              107.7
    1978         12.83              --                  0.65          17.35           +   4.9              113.0
    1979         13.81              --                  0.72          19.73           +  13.7              128.5
    1980         14.85              --                  0.88          22.65           +  14.8              147.5
    1981         13.90              --                  0.97          22.67           +   0.1              147.6
    1982         18.16              --                  1.09          31.96           +  41.0              208.1
    1983         18.81              --                  1.09          35.12           +   9.9              228.7
    1984         17.01              1.86                0.95          37.33           +   6.3              243.1
    1985         21.53              --                  1.08          50.21           +  34.5              327.0
    1986         22.86              2.75                0.94          62.81           +  25.1              409.1
    1987         20.40              4.52                1.06          71.41           +  13.7              465.1
    1988         19.94              --                  1.10          73.70           +   3.2              480.0
    1989         22.34              0.95                0.93          89.69           +  21.7              584.2
    1990         21.64              --                  0.93*         90.68           +   1.1              590.6
    1991         26.80              2.64                0.97         127.77           +  40.9              832.2
    1992         26.02              1.42                0.93         135.56           +   6.1              883.0
    1993         28.88              1.93                0.86         165.11           +  21.8             1075.5
    1994         25.05              --                  1.04         149.09           -   9.7              971.2
    1995         29.43              0.89                0.77         185.32           +  24.3             1207.2
    1996         31.42              4.15                0.74         229.24           +  23.7             1493.3
                                  ------              ------                          -------
     Totals                       $21.88              $20.38                          +1393.3
--------------------------------------------------------------------------------------------------------------------

 * Includes $0.05 per share distributed from paid-in capital.
Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.

 ----------------------------------------------------------------------------
   The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 1996
COMMON STOCKS -- 74.5% OF TOTAL NET ASSETS
                                                     SHARES        VALUE(a)
                                                      -------  --------------
AEROSPACE -- 4.7%
  Boeing Company ..............................       540,000  $   57,442,500
                                                               --------------
BANKS -- MONEY CENTER -- 12.7%
  Chase Manhattan Corporation .................       702,000      62,653,500
  Citicorp ....................................       887,500      91,412,500
                                                               --------------
                                                                  154,066,000
                                                               --------------
BASIC MATERIALS -- 1.7%
  British Steel PLC ADR(b) ....................       750,000      20,625,000
                                                               --------------
COMPUTER SOFTWARE AND SERVICES -- 0.8%
  lanonal  Dell Computer Corporation(c) .......       172,600       9,169,375
                                                               --------------
ELECTRONIC COMPONENTS -- 5.6%
  Intel Corporation ...........................       522,000      68,349,375
                                                               --------------
FOOD -- RETAILERS/WHOLESALERS -- 9.8%
  Hershey Foods Corporation ...................       790,000      34,562,500
  Philip Morris Companies, Inc. ...............       755,000      85,031,875
                                                               --------------
                                                                  119,594,375
                                                               --------------
INSURANCE -- 6.1%
  Aetna, Inc. .................................       300,000      24,000,000
  American International Group, Inc. ..........       467,000      50,552,750
                                                               --------------
                                                                   74,552,750
                                                               --------------
METALS AND MINING -- 5.0%
  Phelps Dodge Corporation ....................       900,000      60,750,000
                                                               --------------
OIL -- SERVICE -- 10.5%
  Halliburton Company .........................     1,030,000      62,057,500
  Schlumberger Limited ........................       660,000      65,917,500
                                                               --------------
                                                                  127,975,000
                                                               --------------
PERIPHERALS -- 3.8%
  Seagate Technology(c) .......................     1,150,000      45,425,000
                                                               --------------
REAL ESTATE INVESTMENT TRUSTS -- 13.8%
  Beacon Properties Corporation ...............       600,000      21,975,000
  Crescent Real Estate Equities ...............       500,000      26,375,000
  Essex Property Trust ........................        70,000       2,056,250
  Felcor Suite Hotels, Inc. ...................     1,613,500      57,077,563
  RFS Hotel Investments, Inc. .................       235,000       4,641,250
  Starwood Lodging Trust ......................     1,020,000      56,227,500
                                                               --------------
                                                                  168,352,563
                                                               --------------
TOTAL COMMON STOCKS (Identified Cost $689,153,647)                906,301,938
                                                               --------------

                 See accompanying notes to financial statements

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1996 (CONTINUED)
BONDS AND BILLS -- 26.6%
                                                    FACE
                                                   AMOUNT        VALUE(a)
                                                   -------    --------------
INDUSTRIAL BONDS -- 4.1%
  Kaiser Aluminum & Chemical Corporation,
  12.75%, 2/01/03 ............................   $ 20,000,000  $   21,500,000
  Rohr, Inc., 11.625%, 5/15/03 ................     5,000,000       5,512,500
  Stone Container Corporation, 9.875%, 2/01/01     23,000,000      23,230,000
                                                               --------------
                                                                   50,242,500
                                                               --------------
UNITED STATES TREASURY -- 22.5%
  United States Treasury Bills, 4.94%, 2/13/97    200,000,000     198,799,586
  United States Treasury Bills, 4.747%, 3/20/97    36,000,000      35,628,840
  United States Treasury Bills, 4.90%, 3/27/97     40,000,000      39,537,200
                                                               --------------
                                                                  273,965,626
                                                               --------------
TOTAL BONDS AND BILLS (Identified Cost
  $324,471,372) .................................                 324,208,126
                                                               --------------
SHORT-TERM INVESTMENT -- 1.0%
       American Express Credit Corp., 6.55% 1/02/97
          (Cost $12,150,000) ....................   12,150,000     12,150,000
                                                               --------------

TOTAL INVESTMENTS -- 102.1% (Identified Cost
  $1,025,775,019)(d) .........................................  1,242,660,064
       Cash and Receivables ..................................     24,388,318
       Liabilities ...........................................    (50,525,492)
                                                               --------------
TOTAL NET ASSETS -- 100% ..................................... $1,216,522,890
                                                               ==============

(a) See Note 1A.
(b) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) Non-income producing security.
(d) Federal Tax Information: At December 31, 1996, the net unrealized appreciation on investments based on cost of $1,025,984,128 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost ...... $  223,839,066
    Aggregate gross unrealized depreciation for all investments
     in which there is an excess of tax cost over value ......     (7,163,130)
                                                               --------------
Net unrealized appreciation .................................. $  216,675,936
                                                               ==============

                 See accompanying notes to financial statements

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 1996

  ASSETS
  Investments at value (Identified
    cost -- $1,025,775,019) .................                 $1,242,660,064
  Cash ......................................                          3,474
  Receivable for:
    Securities sold .........................   $19,419,195
    Shares of the Fund sold .................       287,813
    Dividends and interest ..................     4,677,836       24,384,844
                                                -----------   --------------
                                                               1,267,048,382
                                                              --------------
LIABILITIES
  Payable for:
    Securities purchased                          $24,343,400
    Shares of the Fund redeemed .............      13,437,815
    Distributions declared                         11,584,642     49,365,857
                                                -------------

  Accrued expenses:
    Management fees .........................        813,255
    Trustees' fees ..........................         27,502
    Accounting and Administration ...........          6,917
    Other expenses ..........................        311,961      1,159,635
                                                ------------  --------------
                                                                  50,525,492
                                                              --------------
NET ASSETS .................................................. $1,216,522,890
                                                              ==============
  Net Assets consist of:
    Capital paid-in ......................................... $  998,939,460
    Undistributed net investment income .....................        540,285
    Accumulated net realized gain ...........................        158,100
    Unrealized appreciation on investments -- net ...........    216,885,045
                                                              --------------
NET ASSETS .................................................. $1,216,522,890
                                                              ==============

  Shares of beneficial interest outstanding, no par value  ..     38,722,072
                                                              ==============
  Net asset value per share* ................................         $31.42
                                                              ==============

* Shares of the Fund are sold and redeemed at net asset value
  ($1,216,522,890 /  38,722,072).

STATEMENT OF
OPERATIONS

Year Ended December 31, 1996

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $28,162) ...........  $  19,121,649
    Interest ................................................     18,198,144
                                                               -------------
                                                                  37,319,793
                                                               -------------
  Expenses
    Management fees .........................................      8,033,863
    Trustees' fees ..........................................        110,770
    Accounting and Administration ...........................         83,000
    Custodian ...............................................        172,000
    Transfer agent ..........................................      1,488,500
    Audit and tax services ..................................         33,000
    Legal ...................................................         22,000
    Printing ................................................        107,500
    Registration ............................................         29,220
    Miscellaneous ...........................................         20,879
                                                               -------------
                                                                  10,100,732
                                                               -------------
  Net investment income .....................................     27,219,061
                                                               -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Realized gain on investments -- net .....................    145,714,784
    Unrealized appreciation -- net ..........................     77,414,751
                                                               -------------
    Net gain on investments .................................    223,129,535
                                                               -------------

NET INCREASE IN ASSETS FROM OPERATIONS ......................  $ 250,348,596
                                                               =============

                 See accompanying notes to financial statements

                                CGM MUTUAL FUND
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                  YEAR ENDED DECEMBER 31,
                                              -------------------------------
                                                   1996             1995
                                              --------------   --------------
OPERATIONS
  Net investment income ....................  $   27,219,061   $   28,544,933
  Net realized gain from investments .......     145,714,784       64,726,578
  Unrealized appreciation ..................      77,414,751      149,522,113
                                              --------------   --------------
    Increase in net assets from operations .     250,348,596      242,793,624
                                              --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...............     (26,678,776)     (30,206,254)
  From net realized gain on investments ....    (142,888,891)     (33,830,922)
                                              --------------   --------------
                                                (169,567,667)     (64,037,176)
                                              --------------   --------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............      85,970,440       99,581,131
  Net asset value of shares issued in
    connection with reinvestment of:
    Dividends from net investment income ...      24,156,561       27,004,558
    Distributions from net realized gain ...     131,950,732       31,302,777
                                              --------------   --------------
                                                 242,077,733      157,888,466
  Cost of shares redeemed ..................    (260,774,531)    (245,581,485)
                                              --------------   --------------
    Net decrease in assets from capital
      share transactions ...................     (18,696,798)     (87,693,019)
                                              --------------   --------------
  Total increase in net assets .............      62,084,131       91,063,429

NET ASSETS
  Beginning of period ......................   1,154,438,759    1,063,375,330
                                              --------------   --------------
  End of the period (including undistributed
    net investment income of $540,285 and
    $0, respectively) ......................  $1,216,522,890   $1,154,438,759
                                              ==============   ==============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............       2,757,585        3,595,533
  Issued in connection with reinvestment of:
    Dividends from net investment income ...         776,634          945,112
    Distributions from net realized gain ...       4,199,578        1,063,635
                                              --------------   --------------
                                                   7,733,797        5,604,280
    Redeemed ...............................      (8,241,929)      (8,827,153)
                                              --------------   --------------
    Net change .............................        (508,132)      (3,222,873)
                                              ==============   ==============

                 See accompanying notes to financial statements

                                CGM MUTUAL FUND
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------
                                                                   1996        1995       1994       1993      1992
For a share of the Fund outstanding throughout each period:

Net asset value at the beginning of period ...................     $29.43      $25.05      $28.88    $26.02    $26.80
                                                                   ------      ------      ------    ------    ------

Net investment income ........................................       0.75        0.73        1.09      0.92      0.93
Dividends from net investment income .........................      (0.74)      (0.77)      (1.04)    (0.86)    (0.93)
Net realized and unrealized gain (loss) on investments .......       6.13        5.31       (3.88)     4.73      0.64
Distribution from net realized gain ..........................      (4.15)      (0.89)      --        (1.81)    (1.42)
Distribution in excess of net realized gain ..................      --          --          --        (0.12)     --
                                                                   ------      ------      ------    ------    ------
Net increase (decrease) in net asset value ...................       1.99        4.38       (3.83)     2.86     (0.78)
                                                                   ------      ------      ------    ------    ------
Net asset value at end of period .............................     $31.42      $29.43      $25.05    $28.88    $26.02
                                                                   ======      ======      ======    ======    ======
Total Return (%) .............................................       23.7        24.3        -9.7      21.8       6.1

Ratios:
Operating expenses to average net assets (%) .................       0.87        0.91        0.92      0.93      0.93
Net investment income to average net assets (%) ..............       2.33        2.55        4.39      3.45      3.74
Portfolio turnover (%) .......................................        192         291         173        97       121
Average commission rate* .....................................    $0.0695       --          --         --        --
Net assets at end of period (in thousands) ($) ...............  1,216,523   1,154,439   1,063,375   947,115   548,630

* SEC regulations require portfolios to disclose the average commission rate paid on trades for which commissions were charged for fiscal years beginning on or after September 1, 1995.

                See accompanying notes to financial statements

-----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1996

1. The Fund is a series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust has three other Funds whose financial statements are not presented herein. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by

                                CGM MUTUAL FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

    institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.
B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Dividend income received by the Fund from its investment in REITs may be comprised, for tax purposes, of ordinary income, capital gains, and return of capital. These dividends, when distributed by the Fund, are passed through to the Fund's shareholders with these same tax characteristics. For 1996, return of capital and capital gain distributions from REITs totaled $736,681 and $13,963, respectively, resulting in a reduction of the Fund's dividend income and an increase in its realized and unrealized gain on investments. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 1996, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,848,657,946 and $2,027,571,053, respectively. Purchases and sales of United States government obligations aggregated $0 and $227,765,513, respectively.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1996, the Fund incurred management fees of $8,033,863, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. On December 12, 1996, the Fund had a Special Meeting of its Shareholders. At that meeting, Shareholders approved an Advisory Agreement between the Fund and CGM, effective December 13, 1996, providing for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion. Prior to December 13, 1996, the advisory fee had been at the annual rate of 0.75% on the first $200 million of the Fund's average daily net assets, 0.70% of the next $300 million and 0.65% of such assets in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $83,000 is shown separately in the financial statements.

                                CGM MUTUAL FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the Fund with an annual base fee of $3,000 plus travel expenses for each meeting attended and an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1996 was $14,834. In addition, the Chairman of the Independent Trustees Committee receives an annual retainer of $1,500.

------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Mutual Fund at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
February 7, 1997

                                CGM MUTUAL FUND
------------------------------------------------------------------------------
SHAREHOLDER MEETING -- DECEMBER 12, 1996
(unaudited)

On December 12, 1996 the Fund had a Special Meeting of its Shareholders. At that meeting, Shareholders approved an Advisory Agreement between the Fund and Capital Growth Management Limited Partnership that changed the advisory fee (see
Note 3a) paid by the Fund to CGM (by a share vote of 14,654,990.905 in favor, 5,878,109.318 against and 974,814.321 abstentions) and ratified the selection of Price Waterhouse LLP as the Fund's independent accountants for the year ending December 31, 1996 (by a share vote of 20,344,814.286 in favor, 630,714.182 against and 532,396.076 abstentions).

-------------------------------------------------------------------------------------------
BOARD OF TRUSTEES                             INVESTMENT ADVISER

PETER O. BROWN                                CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
NICHOLAS J. GRANT                             Boston, Massachusetts 02110
G. KENNETH HEEBNER
ROBERT L. KEMP                                TRANSFER AND DIVIDEND PAYING
ROBERT B. KITTREDGE                           AGENT AND CUSTODIAN OF ASSETS
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.                   STATE STREET BANK AND TRUST COMPANY
J. BAUR WHITTLESEY                            Boston, Massachusetts 02102

OFFICERS                                      SHAREHOLDER SERVICING AGENT
                                              FOR STATE STREET BANK AND
ROBERT L. KEMP, President                     TRUST COMPANY
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary  BOSTON FINANCIAL DATA SERVICES, INC.
KATHLEEN S. HAUGHTON, Vice President          P.O. Box 8511
MARTHA I. MAGUIRE, Vice President             Boston, Massachusetts 02266-8511
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

CGM
MUTUAL FUND

67th Annual Report
December 31, 1996

A No-Load Fund

[Fencer logo] Investment Adviser
              CAPITAL GROWTH MANAGEMENT
              Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges

Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS
Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY
The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR96                                                        Printed in U.S.A.

TO OUR SHAREHOLDERS:
------------------------------------------------------------------------------
CGM American Tax Free Fund increased 2.7% during the fourth quarter of 1996 compared to the Lehman Municipal Bond Index which rose 2.6% for the same period. For the year just ended, the CGM American Tax Free Fund returned 2.9% compared to the Lehman Municipal Bond Index which increased 4.4%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
In 1996, the U.S. economy was extraordinary as it completed another year of growth with only moderate inflation. Rarely does benign inflation follow six years of business expansion. We experienced strong growth in jobs, increased productivity and higher corporate profits, and an increase of 2.9% in the inflation rate as measured by the Consumer Price Index. The prolonged expansion has placed us at high levels of capacity utilization and low levels of unemployment which, with added economic fuel, could easily lead to higher rates of inflation.

The equity markets have taken their cue from the continuing business expansion and have priced future prospects generously. The chairman of the Federal Reserve Board recently cautioned against "irrational exuberance" and while the phrase may aptly describe the recent wave of initial public offerings and some sectors of the market such as technology and telecommunications, it may not be symptomatic of the stock market as a whole.

The bond market is particularly sensitive to signs of continuing strength in the economy. Recent data on the sale of new homes and consumer confidence levels as well as a report from the National Association of Purchasing Managers all indicated greater-than-expected strength which sent interest rates up and triggered a short-lived decline in equity prices.

Looking ahead, further gains in the market will be more difficult to achieve on account of high valuations and will be heavily dependent on how inflation trends affect interest rates in 1997. We hope to see pricing excesses wrung from the market without compromising investor confidence.

PORTFOLIO STRATEGY
The municipal bond market outperformed the long Treasury market in 1996 although historically low rates and a hot stock market drew attention away from tax exempt securities. Other distractions included Orange County, California's emergence from bankruptcy and the latest fiscal mismanagement problems in Miami.

Over the course of the year, CGM American Tax Free Fund benefited from several meaningful credit upgrades of portfolio holdings. However, the Fund was unwilling to take on excessive interest rate risk and elected to maintain a shorter maturity than many of its peer funds. As a result CGM American Tax Free Fund lagged during market rallies and underperformed its Lipper average for the year.

1997 offers little encouragement in the municipal bond market as the shift of fiscal responsibility from federal and state levels to municipalities threatens to overburden some local budgets. Additionally, current interest rate levels continue to drive off retail interest in the market.

We will maintain our defensive CGM American Tax Free Fund portfolio structure of shorter average maturity and duration and focus on issue structure and credit opportunities as they arise in the months ahead. The Fund continues to offer high tax exempt income without taking on extreme interest rate risk. The Fund's three largest sectors are industrial/pollution control, water/sewer and housing. The three largest holdings are Hodge Louisiana (Stone Container), Howard County, Maryland Multi-family Housing (Avalon Properties) and Dade County, Florida Water/Sewer Revenue.

                /s/ Robert L. Kemp

                    Robert L. Kemp
                    President

                /s/ Janice H. Saul

                    Janice H. Saul
                    Portfolio Manager
January 10, 1997

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM AMERICAN TAX FREE FUND AND THE LEHMAN MUNICIPAL
BOND FUND INDEX
assuming reinvestment of dividends and capital gains

-------------------------------------------
      Average Annual Total Return
-------------------------------------------
  1 Year        Life of Fund*
   2.9%             4.4%
*(November 10, 1993 -- December 31, 1996)
-------------------------------------------
    Past performance is no indication
           of future results
-------------------------------------------

                CGM      LEHMAN
11/93          10,000    10,000
1993           10,290    10,210
1994            9,446     9,679
1995           11,146    11,373
1996           11,469    11,873

CGM AMERICAN TAX FREE FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Janice H. Saul joined Capital Growth Management in June 1993, and assumed management of CGM American Tax Free Fund at its inception, November 10, 1993. Ms. Saul's experience with municipal securities began in 1979 at Scudder, Stevens, and Clark. In 1983, she joined Loomis, Sayles and Company where she ran private accounts for nine years. From 1991 until May 1993, Ms. Saul managed a new long-term municipal bond fund at Loomis, Sayles and Company. Ms. Saul currently is also co-manager of CGM Fixed Income Fund.

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------

Total Return for Periods Ended December 31, 1996

                      CGM AMERICAN LIPPER GENERAL MUNICIPAL
                                         TAX FREE FUND   DEBT FUND AVERAGE

                                         -------------------------------------
1 Year ..................................    +2.9%             +3.3%
3 Months ................................    +2.7              +2.4

The Fund's average annual total return since inception (November 10, 1993) through December 31, 1996 is +4.4%. The adviser has agreed to absorb the Fund's total operating expenses through December 31, 1997. Otherwise, the Fund's total return since inception, and for the one year and three-month periods ended December 31, 1996 would have been lower.

Lipper Analytical Services, Inc. is an independent mutual fund ranking service.

The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                           CGM AMERICAN TAX FREE FUND
------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1996
MUNICIPAL BONDS -- 99.4% OF TOTAL NET ASSETS
                                                        FACE
                                                       AMOUNT      VALUE(a)
                                                      ---------   -----------
CALIFORNIA -- 14.4%
  California Housing Finance Agency, 6.00%, 8/01/15   $  250,000  $   253,107
  Los Angeles Regional Airport, 6.875%, 11/15/12 ...     500,000      530,900
  San Jose Redevelopment Tax Allocation, 5.00%,
    8/01/20 ........................................     500,000      460,365
  Yuba County Water Agency Revenue, 4.00%, 3/01/16 .     610,000      541,979
                                                                  -----------
                                                                    1,786,351
                                                                  -----------
FLORIDA -- 19.1%
  Dade County Water & Sewer Systems, 6.25%, 10/01/11     500,000      552,980
  Gainesville Utility Systems, 5.75%, 10/01/09 .....     500,000      531,085
  Orlando & Orange County Expressway, 5.95%, 7/01/23     500,000      504,265
  Polk County Industrial Development Authority
    Revenue Bonds (IMC Fertilizer), 7.525%, 1/01/15      250,000      268,708
  Volusia County Educational Facilities Authority,
    6.125%, 10/15/16 ...............................     500,000      510,245
                                                                  -----------
                                                                    2,367,283
                                                                  -----------
ILLINOIS -- 2.7%
  Metropolitan Pier & Expo Authority, 6.50%, 6/15/27    300,000      339,225
                                                                  -----------
KENTUCKY -- 3.4%
  Kenton County Airport Revenue Bonds (Delta
    Airlines), 6.75%, 2/01/02  .....................     400,000      421,836
                                                                  -----------
LOUISIANA -- 8.7%
  Hodge Utility Revenue Bonds (Stone Container),
    9.00%, 3/01/10  ................................   1,000,000    1,082,270
                                                                  -----------
MARYLAND -- 6.5%
  Howard County Multifamily, Chase Glen Apartments,
    7.00%, 7/01/24 (b) .............................     750,000      809,678
                                                                  -----------
MASSACHUSETTS -- 5.6%
  Massachusetts Municipal Wholesale Electric, 8.75%,
    7/01/18 ........................................     330,000      400,508
  University of Massachusetts Building Authority,
    6.625%, 5/01/08 ................................     260,000      293,514
                                                                  -----------
                                                                      694,022
                                                                  -----------
MICHIGAN -- 3.8%
  Michigan State Housing Development, 7.05%, 10/01/12    450,000      477,162
                                                                  -----------
MINNESOTA -- 4.2%
  Ramsey & Washington Counties (Resource Recovery
    Revenue), 6.75%, 12/01/06 ......................     500,000      524,635
                                                                  -----------
MISSOURI -- 2.0%
  Missouri State Environment Improvement, 5.50%,
    12/01/13 .......................................     250,000      249,985
                                                                  -----------
                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1996 (CONTINUED)
MUNICIPAL BONDS -- (CONTINUED)
                                                        FACE
                                                       AMOUNT      VALUE(a)
                                                      ---------   -----------
NEW YORK -- 11.0%
  New York General Obligation Bonds, 6.125%, 8/01/06  $  350,000  $   376,880
  New York General Obligation Bonds Series B, 8.25%,
    6/01/05 ........................................     100,000      117,781
  New York State Dormitory Authority Revenue Bonds,
    5.75%, 7/01/13 .................................     250,000      249,205
  New York State Dormitory Authority Revenue Bonds,
    5.875%, 5/15/11 ................................     250,000      253,983
  Port Authority New York and New Jersey Special
    Obligation, 9.125%, 12/01/15 ...................     325,000      366,577
                                                                  -----------
                                                                    1,364,426
                                                                  -----------
NORTH CAROLINA -- 3.9%
  North Carolina Medical Care, 5.50%, 2/15/19 ......     500,000      487,485
                                                                  -----------
OHIO -- 4.1%
  Cleveland Waterworks Revenue, 5.75%, 1/01/21 .....     500,000      506,085
                                                                  -----------
PUERTO RICO -- 2.2%
  Puerto Rico Electric Power Authority, 6.125%,
    7/01/09 ........................................     250,000      266,773
                                                                  -----------
TEXAS -- 2.2%
  Alliance Airport Authority Special Facilities
    Revenue Bonds (American Airlines Inc.
    Project), 7.00%, 12/01/11  .....................     250,000      278,312
                                                                  -----------
VIRGINIA -- 5.6%
  Fairfax County Industrial Development Authority,
    5.50%, 8/15/09 .................................     500,000      507,685
  Hopewell Industrial Development Authority (Stone
    Container), 8.25%, 6/01/16 .....................     175,000      190,452
                                                                  -----------
                                                                      698,137
                                                                  -----------
TOTAL MUNICIPAL BONDS (Identified Cost $12,001,532) .............  12,353,665
                                                                  -----------
TOTAL INVESTMENTS -- 99.4% (Identified Cost $12,001,532)(c) .....  12,353,665
       Cash and Receivables .....................................     266,655
       Liabilities ..............................................    (190,659)
                                                                  -----------
TOTAL NET ASSETS -- 100.0% ...................................... $12,429,661
                                                                  ===========

(a) See Note 1A.
(b) Variable or floating rate security. Rate disclosed is as of December 31,
    1996.
(c) Federal Tax Information: At December 31, 1996 the net unrealized appreciation on investments based on cost of $12,001,532 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in
      which there is an excess of value over tax cost ........... $   369,531
Aggregate gross unrealized depreciation for all investments in
      which there is an excess of tax cost over value ...........     (17,398)
                                                                  -----------
Net unrealized appreciation ..................................... $   352,133
                                                                  ===========

                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 1996

  ASSETS
  Investments at value (Identified
    cost -- $12,001,532) .................                      $12,353,665
  Cash ...................................                           27,036
  Receivable for:
    Shares of the Fund sold .................      $    490
    Interest ................................       239,129         239,619
                                                   --------     -----------
                                                                 12,620,320
                                                                -----------
LIABILITIES
  Payable for:
    Shares of the Fund redeemed .............      $133,244
    Distributions declared ..................        14,818
    Expense advance from adviser ............        42,597         190,659
                                                   --------     -----------
NET ASSETS ..................................................   $12,429,661
                                                                ===========
  Net Assets consist of:
    Capital paid-in .........................................   $13,189,333
    Undistributed net investment income .....................           134
    Accumulated net realized loss ...........................    (1,111,939)
    Unrealized appreciation on investments -- net ...........       352,133
                                                                -----------
NET ASSETS ..................................................   $12,429.661
                                                                ===========
  Shares of beneficial interest outstanding, no par value  ..     1,313,412
                                                                ===========
  Net asset value per share* ................................         $9.46
                                                                ===========

* Shares of the Fund are sold and redeemed at net asset value
  ($12,429,661 /  1,313,412).

STATEMENT OF
OPERATIONS

Year Ended December 31, 1996

INVESTMENT INCOME
  Income
    Interest ......................................................$ 712,505
                                                                   ---------
  Expenses
    Management fees ...............................................   70,051
    Trustees' fees ................................................   22,139
    Accounting and Administration .................................    4,000
    Custodian .....................................................   55,000
    Transfer agent ................................................   23,600
    Audit and tax services ........................................   17,100
    Legal .........................................................   21,300
    Printing ......................................................   16,800
    Registration ..................................................   18,893
    Miscellaneous .................................................      601
                                                                   ---------
                                                                     249,484

    Less expenses assumed by the
      investment adviser .......................................... (249,484)
                                                                   ---------
    Net investment income .........................................  712,505
                                                                   ---------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS
  Realized loss on investments -- net ............................. (224,953)
  Unrealized depreciation -- net .................................. (149,674)
                                                                   ---------
  Net loss on investments ......................................... (374,627)
                                                                   ---------

NET INCREASE IN ASSETS FROM
  OPERATIONS ......................................................$ 337,878
                                                                   =========

                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                     YEAR ENDED DECEMBER 31,
                                                    --------------------------
                                                        1996          1995
                                                    -----------   -----------
FROM OPERATIONS
  Net investment income ..........................  $   712,505   $   715,549
  Net realized gain (loss) from investments ......     (224,953)      120,437
  Unrealized appreciation (depreciation) .........     (149,674)      984,477
                                                    -----------   -----------
    Increase in net assets from operations .......      337,878     1,820,463
                                                    -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..........................     (713,442)     (714,478)
                                                    -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...................    2,728,617     1,944,958
  Net asset value of shares issued in connection
with reinvestment of:
    Dividends from net investment income .........      544,091       556,800
                                                    -----------   -----------
                                                      3,272,708     2,501,758
  Cost of shares redeemed ........................   (2,322,772)   (1,902,207)
                                                    -----------   -----------
    Net increase in assets from capital share
      transactions ...............................      949,936       599,551
                                                    -----------   -----------
  Total increase in net assets ...................      574,372     1,705,536

NET ASSETS
  Beginning of period ............................   11,855,289    10,149,753
                                                    -----------   -----------
  End of period (including undistributed net
    investment income of
    $134 and $1,071, respectively) ...............  $12,429,661   $11,855,289
                                                    ===========   ===========
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .....................      289,359       208,109
  Issued in connection with reinvestment of:
    Dividends from net investment income .........       57,875        59,184
                                                    -----------   -----------
                                                        347,234       267,293
    Redeemed .....................................     (247,063)     (203,582)
                                                    -----------   -----------
    Net change ...................................      100,171        63,711
                                                    ===========   ===========

                 See accompanying notes to finanical statements

                           CGM AMERICAN TAX FREE FUND
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                            FOR THE PERIOD
                               YEAR ENDED DECEMBER 31,   NOVEMBER 10, 1993(c)
                            -----------------------------       THROUGH
                               1996      1995     1994     DECEMBER 31, 1993
                            --------------------------------------------------

For a share of the Fund outstanding throughout each period:

Net asset value at the
beginning of period ........   $ 9.77    $ 8.83   $10.25           $10.00
                               ------    ------   ------           ------
Net investment income (a) ..     0.58      0.61     0.58             0.04
Dividends from net
investment income ..........    (0.58)    (0.61)   (0.58)           (0.04)
Net realized and unrealized
gain (loss) on investments .    (0.31)     0.94    (1.42)            0.25
                               ------    ------   ------           ------
Net increase (decrease) in
  net asset value ..........    (0.31)     0.94    (1.42)            0.25
                               ------    ------   ------           ------
Net asset value at end of
  period ...................   $ 9.46    $ 9.77   $ 8.83           $10.25
                               ======    ======   ======           ======

Total Return (%) (b) .......      2.9      18.0     -8.2             2.9(d)

Ratios:
Operating expenses to
 average net assets (%) ....        0         0        0                0
Operating expenses to
 average net assets before
 waiver (%) ................     2.14      2.59     2.42            3.59(e)
Net investment income to
 average net assets (%) ....     6.10      6.50     6.39            4.95(e)
Portfolio turnover (%) .....      107       125      169                0

Net assets at end of period
 (in thousands) ............  $12,430   $11,855  $10,150           $4,786

(a) Net of fees waived and
    reimbursed amounted to .   $ 0.20    $ 0.24   $ 0.22           $ 0.03
(b) The total return would have been lower had the total fees and expenses not been waived and reimbursed during the period.
(c) Commencement of operations.
(d) Not computed on an annualized basis.
(e) Computed on an annualized basis.

                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1996

1. The Fund is a series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust has three other funds whose financial statements are not presented herein. The Fund commenced operations on November 10, 1993. The primary investment objective of the Fund is to provide high current income exempt from federal income tax. The Fund's secondary investment objective is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Premium is amortized against interest income with a corresponding decrease in the cost basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable and tax exempt income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1996, there were capital loss carryovers available to offset future realized gains of $886,986 expiring in the year 2002 and approximately $225,000 expiring in 2004.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                           CGM AMERICAN TAX FREE FUND
-----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

E. OTHER -- The Fund has greater than 10% of its net assets at December 31, 1996 invested in California, Florida and New York. There are certain risks arising from geographical concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 1996, purchases and sales of securities other than United States government obligations and short-term investments aggregated $13,322,256 and $12,132,446, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1996, the Fund incurred management fees of $70,051 payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.60% on the first $500 million of the Fund's average daily net assets, 0.55% of the next $500 million and 0.45% of such assets in excess of $1 billion. CGM waived its entire fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1996, these expenses amounted to $4,000 and are shown separately in the financial statements as Accounting and Administration. The entire expense was waived by CGM.
        See Note 4.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the Fund with an annual base fee of $3,000 plus travel expenses for each meeting attended and an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1996 was $146. In addition, the chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. EXPENSE LIMITATION -- Until December 31, 1997, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to waive its management fee and to assume all expenses of the Fund. For the year ended December 31, 1996, CGM waived its entire management fee of $70,051, the entire Accounting and Administration expense of $4,000 and assumed Fund expenses of $175,433.

                           CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM American Tax Free Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM American Tax Free Fund at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1996 by correspondence with the custodian provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
February 7, 1997

CGM
AMERICAN
TAX FREE FUND

4th Annual Report
December 31, 1996

A No-Load Fund

[Fencer logo] Investment Adviser
              CAPITAL GROWTH MANAGEMENT
              Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges

Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

AAR96                                                        Printed in U.S.A.

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------
CGM Realty Fund increased 22.0% during the fourth quarter of 1996 compared to the National Association of Real Estate Investment Trust's (NAREIT) Equity REIT Index which increased 18.9% over the same period. For the year just ended, the Fund returned 44.1% while the NAREIT Equity REIT index increased 35.3%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
In 1996, the U.S. economy was extraordinary as it completed another year of growth with only moderate inflation. Rarely does benign inflation follow six years of business expansion. We experienced strong growth in jobs, increased productivity and higher corporate profits, and an increase of 2.9% in the inflation rate as measured by the Consumer Price Index. The prolonged expansion has placed us at high levels of capacity utilization and low levels of unemployment which, with added economic fuel, could easily lead to higher rates of inflation.

The equity markets have taken their cue from the continuing business expansion and have priced future prospects generously. The chairman of the Federal Reserve Board recently cautioned against "irrational exuberance" and while the phrase may aptly describe the recent wave of initial public offerings and some sectors of the market such as technology and telecommunications, it may not be symptomatic of the stock market as a whole.

The bond market is particularly sensitive to signs of continuing strength in the economy. Recent data on the sale of new homes and consumer confidence levels as well as a report from the National Association of Purchasing Managers all indicated greater-than-expected strength which sent interest rates up and triggered a short-lived decline in equity prices.

Looking ahead, further gains in the market will be more difficult to achieve on account of high valuations and will be heavily dependent on how inflation trends affect interest rates in 1997. We hope to see pricing excesses wrung from the market without compromising investor confidence. Our focus continues to be on growth at a reasonable price.

PORTFOLIO STRATEGY
CGM Realty Fund remained fully invested during 1996 in anticipation of a robust environment for most property types in most regions of the country. The Fund benefited from a major concentration in hotel REITs which enjoyed strong growth in occupancy and room rates. Other important investments included West Coast apartment REITs and East Coast office REITs.

CGM Realty Fund is 49.4% invested in hotel REITs; 23.8% in apartment REITs; 22% in office and industrial REITs; and 4.4% in retail REITs. The Fund's three largest holdings are Felcor Suite Hotels, Inc., Boykin Lodging Company and RFS Hotel Investments, Inc.

          /S/ Robert L. Kemp

              Robert L. Kemp
              President

          /S/ G. Kenneth Heebner

              G. Kenneth Heebner
              Portfolio Manager

January 10, 1997

------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM REALTY FUND AND THE UNMANAGED S&P 500 assuming reinvestment of dividends and capital gains

-----------------------------------------
       Average Annual Total Return

       1 Year         Life of Fund*
       44.1%              23.1%
         *(5/13/94 -- 12/31/96)
-----------------------------------------
  Past performance is not indication
           of future results
-----------------------------------------



               CGM       S&P
5/13/94        10,000    10,000
12/31/94       10,020    10,079
12/31/95       12,004    13,859
12/31/96       17,298    17,059

CGM REALTY FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------
G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1989, Mr. Heebner founded Capital Growth
Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Realty Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund, and two other mutual funds. He also co-manages CGM Fixed Income Fund with Janice Saul.

INVESTMENT PERFORMANCE
(unaudited)
------------------------------------------------------------------------------
Total Return for Periods Ended December 31, 1996
                                                 NATIONAL
                                              ASSOCIATION OF
                                                REAL ESTATE
                                             INVESTMENT TRUSTS
                                 CGM             (NAREIT)
                             REALTY FUND     EQUITY REIT INDEX
                              --------      -------------------
1 Year ..................      +44.1%             +35.3%
3 Months ................      +22.0              +18.9

The Fund's average annual total return since inception (May 13, 1994) through December 31, 1996 is 23.1%. The adviser has agreed to limit the Fund's total operating expenses to 1.00% of its average net assets through December 31, 1997. Otherwise, the Fund's total return since inception and for the one year and three-month periods ended December 31, 1996 would have been lower.

The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM REALTY FUND
------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1996

REAL ESTATE INVESTMENT TRUSTS -- 99.6% OF TOTAL NET ASSETS
                                                        SHARES      VALUE(a)
                                                        -------   -----------
APARTMENTS -- 23.8%
  Bay Apartment Community, Inc. ...................     212,000   $ 7,632,000
  Essex Property Trust ............................     272,200     7,995,875
  Home Properties New York, Inc. ..................     317,000     7,132,500
  Pacific Gulf Properties, Inc. ...................     401,800     7,835,100
  Walden Residential Properties, Inc. .............     315,000     7,835,625
                                                                  -----------
                                                                   38,431,100
                                                                  -----------
HOTELS -- 49.4%
  American General Hospitality ....................     294,000     6,982,500
  Boykin Lodging Company ..........................     344,000     8,256,000
  Felcor Suite Hotels, Inc. .......................     571,500    20,216,813
  Innkeepers USA Trust ............................     504,000     6,993,000
  Jameson Inns, Inc. ..............................     270,000     3,577,500
  Patriot American Hospitality ....................     173,600     7,486,500
  RFS Hotel Investments, Inc. .....................     417,000     8,235,750
  Starwood Lodging Trust ..........................     146,000     8,048,250
  Sunstone Hotel Investments, Inc. ................     615,000     8,071,875
  Winston Hotels ..................................     153,000     2,084,625
                                                                  -----------
                                                                   79,952,813
                                                                  -----------
OFFICE & INDUSTRIAL -- 22.0%
  Arden Realty, Inc. ..............................     295,000     8,186,250
  Beacon Properties Corporation ...................     159,000     5,823,375
  Cali Realty Corporation .........................     242,400     7,484,100
  Crescent Real Estate Equities ...................     116,000     6,119,000
  Reckson Associates Realty Corporation ...........     187,900     7,938,775
                                                                  -----------
                                                                   35,551,500
                                                                  -----------
RETAIL -- 4.4%
  Chelsea GCA Realty, Inc. ........................     204,500     7,080,812
                                                                  -----------
  TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified Cost
  $126,084,507) ...............................................   161,016,225
                                                                  -----------

                See accompanying notes to financial statements

                                CGM REALTY FUND
------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1996 (CONTINUED)
                                                         FACE
SHORT-TERM INVESTMENT -- 0.3%                            AMOUNT     VALUE(a)
                                                        -------   -----------
    American Express Credit Corp., 6.55%, 1/02/97
(Cost $565,000) .....................................   $565,000 $    565,000
                                                                 ------------
TOTAL INVESTMENTS -- 99.9% (Identified Cost $126,649,507)(b) ...  161,581,225
       Cash, receivables and other assets ......................    6,196,692
       Liabilities .............................................   (6,050,883)
                                                                 ------------
TOTAL NET ASSETS -- 100% ....................................... $161,727,034
                                                                 ============
(a) See Note 1A.
(b) Federal Tax Information: At December 31, 1996 the net unrealized appreciation on investments based on cost of $126,705,323 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost ....... $ 34,875,902
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value .......            0
                                                                 ------------
Net unrealized appreciation ...................................  $ 34,875,902
                                                                 ============
                 See accompanying notes to financial statements

                                CGM REALTY FUND
------------------------------------------------------------------------------
STATEMENT OF
ASSETS AND LIABILITIES

December 31, 1996

ASSETS
 Investments at value (Identified
  cost -- $126,649,507) ....................................... $161,581,225
 Cash .........................................................        3,979
 Receivable for:
  Securities sold ..................................$   348,750
  Shares of the Fund sold ..........................  4,428,384
  Dividends and interest ...........................  1,382,468    6,159,602
                                                    -----------
 Unamortized organizational expenses ..........................       33,111
                                                                ------------
                                                                 167,777,917
                                                                ------------
LIABILITIES
 Payable for:
  Securities purchased ............................. $4,769,935
  Shares of the Fund
   redeemed ........................................     48,089
  Distributions declared ...........................  1,083,935    5,901,959
                                                    -----------

 Accrued expenses:
  Management fees ..................................     86,172
  Trustees' fees ...................................      5,795
  Accounting and
   Administration ..................................      1,500
  Other expenses ...................................     55,457      148,924
                                                    ------------ -----------
                                                                   6,050,883
                                                                ------------
NET ASSETS .................................................... $161,727,034
                                                                ============
 Net Assets consist of:
  Capital paid-in ............................................. $126,851,132
  Accumulated net realized loss ...............................      (55,816)
  Unrealized appreciation on
   investments -- net .........................................   34,931,718
                                                                ------------
NET ASSETS .................................................... $161,727,034
                                                                ============

 Shares of beneficial interest
  outstanding, no par value  ..................................   11,155,747
                                                                ============
 Net asset value per share* ...................................       $14.50
                                                                ============

*Shares of the Fund are sold and redeemed at net asset value
  ($161,727,034 / 11,155,747).

STATEMENT OF
OPERATIONS

Year Ended December 31, 1996

INVESTMENT INCOME
 Income
  Dividends .................................................... $ 4,984,202
  Interest .....................................................      59,475
                                                                 -----------
                                                                   5,043,677
                                                                 -----------
 Expenses
  Management fees ..............................................     717,641
  Trustees' fees ...............................................      24,443
  Accounting and Administration ................................      18,000
  Custodian ....................................................      64,300
  Transfer agent ...............................................     114,500
  Audit and tax services .......................................      19,600
  Legal ........................................................      17,250
  Printing .....................................................      33,300
  Registration .................................................      28,930
  Amortization of organizational
   expense .....................................................      14,076
  Miscellaneous ................................................       1,365
                                                                 -----------
                                                                   1,053,405
 Less expenses assumed by the invest-
   ment adviser ................................................    (209,122)
                                                                 -----------
 Net investment income .........................................   4,199,394
                                                                 -----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
  Realized gain on investments -- net ..........................   5,829,586
  Unrealized appreciation -- net ...............................  28,466,645
                                                                 -----------
  Net gain on investments ......................................  34,296,231
                                                                 -----------

NET INCREASE IN ASSETS FROM
 OPERATIONS .................................................... $38,495,625
                                                                 ===========

                 See accompanying notes to financial statements

                                CGM REALTY FUND
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED
                                                           DECEMBER 31,
                                                   ---------------------------
                                                       1996           1995
                                                   -------------  ------------
FROM OPERATIONS
  Net investment income .........................  $  4,199,394   $ 2,159,982
  Net realized gain (loss) from investments .....     5,829,586    (1,370,138)
  Unrealized appreciation .......................    28,466,645     6,607,117
                                                   ------------   -----------
    Increase in net assets from operations ......    38,495,625     7,396,961
                                                   ------------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................    (4,209,203)   (2,169,764)
  Net realized gain on investments ..............    (4,289,171)       --
  Tax return of capital .........................       --           (561,236)
  In excess of net investment income ............      (978,678)       --
                                                   ------------   -----------
                                                     (9,477,052)   (2,731,000)
                                                   ------------   -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ..................   109,581,079    18,117,842
  Net asset value of shares issued in connection
    with reinvestment of:
    Dividends from net investment income ........     3,469,327     1,918,906
    Distributions from net realized gain ........     3,608,689        --
    Distributions from tax return of capital ....       --            496,331
    Distributions in excess of net investment
     income .....................................       802,054        --
                                                   ------------   -----------
                                                    117,461,149    20,533,079
  Cost of shares redeemed .......................   (32,447,080)  (11,781,424)
                                                   ------------   -----------
    Net increase in assets from capital share
      transactions ..............................    85,014,069     8,751,655
                                                   ------------   -----------
  Total increase in net assets ..................   114,032,642    13,417,616

NET ASSETS
  Beginning of period ...........................    47,694,392    34,276,776
                                                   ------------   -----------

  End of period .................................  $161,727,034   $47,694,392
                                                   ============   ===========
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ....................     8,792,108     1,790,175
  Issued in connection with reinvestment of:
    Dividends from net investment income ........       272,920       186,107
    Distributions from net realized gain ........       248,876        --
    Distributions from tax return of capital ....       --             48,137
    Distributions in excess of net investment
income ..........................................        65,285        --
                                                   ------------   -----------
                                                      9,379,189     2,024,419
    Redeemed ....................................    (2,602,008)   (1,175,874)
                                                   ------------   -----------
    Net change ..................................     6,777,181       848,545
                                                   ============   ===========

                 See accompanying notes to financial statements

                                CGM REALTY FUND
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                                FOR THE PERIOD
                                                                              FOR THE            FOR THE        MAY 13, 1994(c)
                                                                             YEAR ENDED         YEAR ENDED           THROUGH
                                                                          DECEMBER 31, 1996  DECEMBER 31, 1995  DECEMBER 31, 1994
                                                                          ---------------------------------------------------------
For a share of the Fund outstanding throughout each period:
Net asset value at the beginning of period ................................      $10.89             $ 9.71             $10.00
                                                                                 ------             ------             ------
Net investment income (a) .................................................        0.52               0.54               0.31
Dividends from net investment income ......................................       (0.52)             (0.54)             (0.23)
Distributions from net realized gain ......................................       (0.41)              --                 --
Distribution from tax return of capital  ..................................        --                (0.14)             (0.08)
Distributions in   excess of net investment income ........................       (0.12)              --                 --
Net realized and unrealized gain (loss) on investments ....................        4.14               1.32              (0.29)
                                                                                 ------             ------             ------
Net increase (decrease) in net asset value ................................        3.61               1.18              (0.29)
                                                                                 ------             ------             ------
Net asset value at end of period ..........................................      $14.50             $10.89             $ 9.71
                                                                                 ======             ======             ======
Total Return (%) (b) ......................................................        44.1               19.8                0.2(d)
Ratios:
Operating expenses to average net assets (%) ..............................        1.00               1.00               1.00(e)
Operating expenses to average net assets before expense limitation (%) ....        1.25               1.68               2.00(e)
Net income to average net assets (%) ......................................        4.97               5.51               7.40(e)
Portfolio turnover (%) ....................................................          57                 85                 47(e)
Average commission rate (f) ...............................................      $0.0660              --                 --

Net assets at end of period (in thousands) ................................     $161,727            $47,694            $34,277

(a) Net of reimbursement which amounted to ................................      $ 0.02             $ 0.07             $ 0.04
(b) The total return would have been lower had certain expenses not been reduced during the period.
(c) Commencement of operations.
(d) Not computed on an annualized basis.
(e) Computed on an annualized basis.
(f) SEC regulations require portfolios to disclose the average commission rate paid on trades for which commissions were charged for fiscal years beginning on or after September 1, 1995.

                 See accompanying notes to financial statements

                                CGM REALTY FUND
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NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1996

1.The Fund is a series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust has three other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to earn above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Dividend income received by the Fund from its investment in REITs may, for tax purposes, consist of ordinary income, capital gains and return of capital. The portion derived from capital gains and return of capital will result in a reduction of the Fund's dividend income and an increase in realized and unrealized gain on investments. These dividends, when distributed by the Fund, are passed through to the Fund's shareholders with these same tax characteristics. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                                CGM REALTY FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

E. ORGANIZATION EXPENSE -- Costs incurred in 1994 in connection with the Fund's organization and registration amounting to $70,186 have been paid by the Fund. These costs are being amortized over 60 months beginning May 13, 1994.

2. PURCHASES AND SALE OF SECURITIES -- For the year ended December 31, 1996, purchases and sales of securities other than United States government obligations and short-term investments aggregated $129,662,277 and $48,719,998, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1996, the Fund incurred management fees of $717,641, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million. CGM waived a portion of its fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1996 these expenses amounted to $18,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the Fund with an annual base fee of $3,000 plus travel expenses for each meeting attended and an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1996 was $530. In addition, the chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. EXPENSE LIMITATION -- Until December 31, 1997 and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.00% of average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation, CGM waived $209,122 of its management fee. The Fund incurred operating expenses of $844,283, representing 1.00% of the average daily net assets.

                                CGM REALTY FUND
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REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Realty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Realty Fund at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
February 7, 1997

CGM
REALTY FUND

3rd Annual Report
December 31, 1996

A No-Load Fund

[Fencer logo] Investment Adviser
              CAPITAL GROWTH MANAGEMENT
              Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

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TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges

Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

Call 800-345-4048

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MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
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This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR96                                                        Printed in U.S.A.